Related Parties	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Parties [Abstract]
Related Parties
38. Related parties

a)	Parent
The Bank’s direct controlling entity is Banco Bilbao Vizcaya Argentaria, S.A.

b)	Key Management personnel
Key management personnel are those having the authority and responsibility for planning, managing and controlling the Bank’s activities, whether directly or indirectly.
Based on that definition, the Bank considers the members of the Board of Directors as key management personnel.

b.1)	Remuneration of key management personnel
The key personnel of the Board of Directors received the following compensations for the years ended December 31, 2022, 2021 and 2020:

	December 31, 2022	December 31, 2021	December 31, 2020
Fees	90,436	105,841	149,190
Total	90,436	105,841	149,190

b.2)	Balances and results arising from transactions with key management personnel

	Balances as of		Results
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2020
Loans
Credit cards	21,011	6,934	4,476	2,104	3,325
Overdrafts	2	—	16	—	—
Mortgage loans	1,056	2,153	16,521	458	750
Deposits	38,482	25,121	369	689	3,161
Loans are granted on an arm’s length basis. All loans to key management personnel were classified as performing.

b.3)	Balances and results arising from transactions with related parties (except key management personnel)

	Balances as of		Results
Parent	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2020
Cash and other demand deposits	686,084	1,220,905	—	—	—
Financial assets pledged as collateral	56,681	—	—	—	—
Other financial assets	526,899	1,023,511	—	—	—
Other liabilities	26,274,291	41,268,916	13,187,626	7,838,054	2,122,487
Derivatives (Liabilities)	11,079	—	22,175	1,165,030	1,134,491
Off-balance sheet transaction

Securities in custody (b)	184,347,603	176,945,998	—	—	—
Derivative instruments (Notional amount)	1,932,874	—	—	—	—
Guarantees granted (c)	2,308,001	2,648,230	9,752	15,172	17,512
Guarantees received	2,724,690	2,768,006	—	—	—

	Balances as of		Results
Subsidiaries / Associates / Joint Ventures	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2020

Cash and other demand deposits	595	1,270	—	—	—
Loans and advances	14,593,454	17,452,281	8,978,184	7,793,938	9,022,462
Debt securities at fair value through profit or loss	—	1,519	—	3,387	226,110
Derivatives (Assets)	29,780	—	102,385	—	—
Other financial assets	427,700	397,218	—	—	—
Deposits	1,655,409	2,044,353	299,568	276,331	24,895
Other liabilities	23	887	48	8,000	3,999
Financing received	160,526	—	66,931	—	37,103
Derivatives (Liabilities)	—	—	—	—	168,901
Debt securities issued	—	—	—	—	72,188
Fee and commission income	—	—	265	—	—
Other operating income (a)	—	—	278,516	137,771	147,038

Off-balance sheet transaction

Interest rate swaps (notional amount)	1,500,000	—	—	—	—
Securities in custody (b)	8,065,695	7,679,790	—	—	5,294
Guarantees received	858,043	1,973,933	—	—	—
Guarantees granted (c)	—	1,599	—	—	403

(a)	Operating leases.
(b)	These balances represent the shares in custody of Banco BBVA Argentina SA held by BBVA and BBV América.
(c)	These balances represent commercial guarantees granted.
Transactions have been agreed upon on an arm’s length basis. All loans to related parties were classified as performing.